CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of detailed information about reserves within equity [Table Text Block]
		Share Premium		Non-controlling Interests		Non-redeemable Preference Shares
	Note	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
In issue at beginning of year		21,668	1,265	14,818	-	-	11,750
Issued for cash		26,475	-	-	-	-	-
Conversion		14,818	11,750	(14,818)	-	-	(11,750)
Private placement	4	-	1,588	-	-	-	-
ADL shares	4	-	730	-	-	-	-
Conversion of convertible debt	4	-	250	-	-	-	-
Exercise of stock options		207	2	-	-	-	-
Acquisition of common shares for RSU Plan		(12,644)	-	-	-	-	-
Release of vested common shares from employee benefit trusts		229	-	-	-	-	-
Private placement	16	-	500	-	-	-	-
Warrants issued via Pipe transaction	5	-	5,583	-	-	-	-
Shares issued via Pipe transaction	5	-	-	-	14,818	-	-
In issue at end of year - fully paid		50,753	21,668	-	14,818	-	-
Authorized (thousands of shares)		Unlimited	123,000	Unlimited	123,000	66,000	66,000